SCHEDULE OF ACCRUED LIABILITIES (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Payables and Accruals [Abstract]
Wages accrual	$ 48,000	$ 102,397	$ 99,400
Expenses accrual	82,306	131,115	32,385
Payroll tax accrual			2,400
Credit card accrual	8,143	18,546	8,930
Total accrued liabilities	$ 138,449	$ 252,058	$ 143,115